Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Goodwill and Intangible Assets
Goodwill	$ 3,035		$ 3,035
Total intangible assets	6,400		6,400
Accumulated amortization	(270)		(80)
Intangible assets, net	6,130		6,320
Amortization expense for acquired intangible assets	190	0	80	0	0
Future amortization expense for acquired intangible
2015			760
2016			760
2017			752
2018			687
2019			687
Thereafter			2,674
Intangible assets, net	6,130		6,320
Client relationships
Goodwill and Intangible Assets
Total intangible assets	6,180		6,180
Weighted Average Useful Life	9 years		9 years
Non-solicitation agreement
Goodwill and Intangible Assets
Total intangible assets	$ 220		$ 220
Weighted Average Useful Life	3 years		3 years